MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES [Text Block]

5. MARKETABLE SECURITIES

As at December 31, 2019, the Company held marketable securities with an aggregate market value of $160,500 (December 31, 2018 - $252,200), consisting of 2.5 million common shares of NorthIsle Copper and Gold Inc. with a market value of $150,000 (December 31, 2018 - $237,500) and 420,000 common shares of Copper North Mining Corp. with a market value of $10,500 (December 31, 2018 - $14,700).  For the year ended December 31, 2019, the Company recognized an unrealized loss on marketable securities totalling $91,700 (December 31, 2018 - $33,500).